3. EQUIPMENT (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Equipment Details Narrative
Depreciation and amortization expense	$ 1,377	$ 1,388	$ 5,583	$ 5,370